Investments and Recurring Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2021
Investments and Recurring Fair Value Measurements
Schedule of carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities

	Carrying		Fair Value
	Value/	Gross	as of	Amortization
	Amortized	Unrealized	September 30,	of Bond
	Cost	Loss	2021	Discount
Cash	$435	$—	$435	$—
U.S. Treasury Securities	345,059,948	(9,094)	345,050,854	60,383
	$345,060,383	$(9,094)	$345,051,289	$60,383

Schedule of fair value measured on recurring basis

	Carrying Value	Level 1	Level 2	Level 3
Assets:
Investments held in Trust Account – U.S. Treasury Bills	345,060,383	$345,051,289	$—	$—

Liabilities:
Private Placement Warrants	4,561,691	—	—	4,561,691
Public Warrants	8,280,000	8,280,000	—	—

Schedule of monte carlo simulation model for the private warrants

	March 2,
	2021
	(Initial	September 30,
Input	Measurement)	2021
Risk-free interest rate	1.01%	1.18%
Expected term (years)	6.46	6.19
Stock price	$9.584	$9.780
Probability of completing business combination	80%	90%
Expected volatility	24.2%	12.5%
Exercise price	$11.50	$11.50

Schedule of fair value of warrant liabilities

Fair Value at December 31, 2020	$—
Fair value at issuance March 2 2021	22,182,906
Public Warrants reclassified to level 1(1)	(8,855,000)
Change in fair value	(8,766,215)
Fair Value at September 30, 2021	$4,561,691